Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net loss	$ (1,355,417)	$ (2,758,567)	$ (1,307,890)
Items not involving cash:
Amortization	1,044,222	1,573,091	898,705
Write-off of inventory	260,040	117,403	114,066
Loss (gain) on sale of property, plant and equipment	20,602	(8,389)	0
Share-based expense	163,051	133,645	423,538
Bad debts	0	2,000	0
Gain on repurchase of RSUs	(45,806)	0	0
Gain on revaluation of derivative warrant liability	(263,446)	(658,626)	0
Unrealized foreign exchange gain	(31,648)	(9,631)	(100)
Cash flows from (used in) operations before changes in working capital	(208,402)	(1,609,074)	128,319
Changes in non-cash working capital
Accounts receivable	(574,970)	(273,350)	1,288,904
Prepaid expenses	68,722	1,249	(66,112)
Inventory	1,133,347	(182,655)	(2,178,694)
Accounts payable and accrued liabilities	(134,915)	332,076	(754,343)
Income tax payable	30,626	(91,566)	20,225
Changes in non-cash working capital	522,810	(214,246)	(1,690,020)
Cash Provided by (Used in) Operating Activities	314,408	(1,823,320)	(1,561,701)
Investing Activities
Proceeds from disposition of property, plant and equipment	27,339	27,704	0
Acquisition of property, plant and equipment	(754,020)	(131,382)	(1,713,875)
Deposit on intangible assets	0	(127,643)	0
Acquisition of intangible assets	(148,814)	(169,973)	0
Cash Used in Investing Activities	(875,495)	(401,294)	(1,713,875)
Financing Activities
Issue of common shares, net of issue costs	0	4,589,849	0
Exercise of options	0	55,000	0
Repurchase of RSUs	(35,269)	0	0
Lease liability payments	(100,310)	(104,493)	(93,711)
Cash Provided by (Used in) Financing Activities	(135,579)	4,540,356	(93,711)
Foreign Exchange Effect on Cash	31,648	12,673	100
Inflow (Outflow) of Cash	(665,018)	2,328,415	(3,369,187)
Cash, Beginning of Year	3,377,464	1,049,049	4,418,236
Cash, End of Year	$ 2,712,446	$ 3,377,464	$ 1,049,049